Document and Entity Information	3 Months Ended
Mar. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Lordstown Motors Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759546
Amendment Flag	false